General	6 Months Ended
Jun. 30, 2022
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Safe-T Group Ltd. (collectively referred to with its wholly-owned subsidiaries as the “Company”) is a global provider of cyber-security and privacy solutions to consumers and enterprises.

Set forth below are details regarding the Company’s subsidiaries as of June 30, 2022:

Name of company	In this report	Principal place of business	Nature of business activities	Percentage held directly by the Company	Rate of shares held directly or indirectly by the Company
Safe-T Data A.R Ltd.	Safe-T	Israel	Enterprise cybersecurity solutions	100%	100%
Safe-T USA Inc.		USA	Enterprise cybersecurity solutions	-	100%
NetNut Ltd.	NetNut	Israel	Enterprise privacy solutions	100%	100%
NetNut Networks LLC	NNNW	USA	Enterprise privacy solutions	-	100%
CyberKick Ltd.	CyberKick	Israel	Consumer cybersecurity and privacy solutions	100%	100%
Spell Me Ltd.		Seychelles	Consumer cybersecurity and privacy solutions	-	100%
iShield Inc.		USA	Consumer cybersecurity and privacy solutions	-	100%
RoboVPN Inc. (1)	RoboVPN	USA	Consumer cybersecurity and privacy solutions	-	100%

(1)	Incorporated on February 16, 2022.

b.	The Company’s ordinary shares are listed on the Tel Aviv Stock Exchange (“TASE”) and as of August 17, 2018, the Company’s American Depositary Shares (“ADSs”) are listed on the Nasdaq Capital Market.

c.

The Company has suffered recurring losses from operations, has an accumulated deficit as of June 30, 2022, as well as cash outflows from operating activities in recent years. The Company expects to continue incurring losses and negative cash flows from operations until its products reach commercial profitability. The Company monitors its cash flow projections on a current basis and takes active measures to obtain the funding it requires to continue its operations. These cash flow projections are subject to various risks and uncertainties concerning their fulfilment. These factors and the risk inherent in the Company’s operations may cast significant doubt on the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

As a company with securities registered under the U.S. Securities Exchange Act of 1934, as amended, the Company is required to have its interim financial statements reviewed in accordance with Public Company Oversight Board (“PCAOB”) standards. References in these International Financial Reporting Standards interim financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.

Management’s plans include the continued commercialization of the Company’s products and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances, however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.